Income taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Operating loss carryforwards
Net operating loss carryforwards	$ 352,875
2022
Operating loss carryforwards
Net operating loss carryforwards	4,245
2023
Operating loss carryforwards
Net operating loss carryforwards	9,320
2024
Operating loss carryforwards
Net operating loss carryforwards	8,504
2025
Operating loss carryforwards
Net operating loss carryforwards	243
2026
Operating loss carryforwards
Net operating loss carryforwards	5,865
2027
Operating loss carryforwards
Net operating loss carryforwards	70,447
2028
Operating loss carryforwards
Net operating loss carryforwards	103,477
2029
Operating loss carryforwards
Net operating loss carryforwards	79,911
2030
Operating loss carryforwards
Net operating loss carryforwards	25,941
2031
Operating loss carryforwards
Net operating loss carryforwards	$ 44,922